Income tax (Tables)	12 Months Ended
Jun. 30, 2026
Major components of tax expense (income) [abstract]
Summary of recognized in profit or loss	Amounts recognized in profit or loss:

	June 30	June 30
	2026	2025
	$	$
Current tax expense
Current year	256	4,331
Changes in prior years position	307	(478)
	563	3,853
Deferred tax recovery
Origination and reversal of temporary differences	(6,087)	(5,139)
Changes in tax rate & deferred tax asset not recognized	99	53
Changes in prior years position	(30)	(100)
	(6,018)	(5,186)

Summary of recognized in OCI	Amounts recognized in OCI:

	June 30			June 30
	2026			2025
	Before tax	Tax benefit	Net of tax	Before tax	Tax benefit	Net of tax
	$	$	$	$	$	$
Change in fair value of interest rate swaps, net of tax	(231)	58	(173)	(751)	190	(561)

Summary of reconciliation of effective tax rate	Reconciliation of effective tax rate:

	June 30	June 30
	2026	2025
	$	$
Loss before tax from continuing operations	(86,549)	(6,343)
Tax using the Company's domestic tax rate	(22,211)	(1,637)
Effect of tax rates in foreign jurisdictions	510	21
Changes in tax rate & deferred tax asset not recognized	99	53
Tax effect of:
Share based compensation	638	751
Other non-deductible expenses	(72)	(132)
Scientific Research and Experimental Development	85	(21)
Impact of Section 382 limitation	148	—
Sale of VoIP Supply LLC	—	210
Goodwill impairment	15,071	—
Change in prior years position	277	(578)
	(5,455)	(1,333)

Summary of movements in deferred tax balances	Movements in deferred tax balances:

	Balance at July 1, 2025				Balance at June 30, 2026
	DTA/(DTL)	Recognized in profit or loss	Recognized in OCI	Other	Net	DTA	DTL
	$	$	$	$	$	$	$
Non-deductible reserves	2,753	(810)	—	—	1,943	1,943	—
SR&ED investment tax credits, net of 12(1)(x)	2,011	62	—	(48)	2,025	2,025	—
Property, plant and equipment	(1,070)	234	—	—	(836)	—	(836)
Intangible assets including goodwill	(19,829)	9,189	—	—	(10,640)	—	(10,640)
Deferred development costs	812	(2,287)	—	—	(1,475)	—	(1,475)
Non-capital/Net operating losses carried forward	11,207	867	—	—	12,074	12,074	—
Right of use liabilities	2,087	(381)	—	—	1,706	1,706	—
Right of use assets & other	(1,831)	370	—	—	(1,461)	—	(1,461)
US R&D Investment Tax Credits	—	—	—	254	254	254	—
163J interest	1,498	(1,226)	—	—	272	272	—
Interest Swap	(224)	—	58	12	(154)	—	(154)
Tax assets (liabilities) before set-off	(2,586)	6,018	58	218	3,708	18,274	(14,566)
Set-off of tax						14,567	(14,566)
Net tax assets (liabilities)						3,707	—

	Balance at July 1, 2024				Balance at June 30, 2025
	DTA/(DTL)	Recognized in profit or loss	Recognized in OCI	Other	Net	DTA	DTL
	$	$	$	$	$	$	$
Non-deductible reserves	3,800	(1,047)	—	—	2,753	2,753	—
SR&ED investment tax credits, net of 12(1)(x)	2,364	53	—	(406)	2,011	2,011	—
Property, plant and equipment	(1,474)	404	—	—	(1,070)	—	(1,070)
Intangible assets including goodwill	(26,586)	6,757	—	—	(19,829)	—	(19,829)
Deferred development costs	(72)	884	—	—	812	812	—
Non-capital/Net operating losses carried forward	11,874	(667)	—	—	11,207	11,207	—
Right of use liabilities	2,896	(809)	—	—	2,087	2,087	—
Right of use assets & other	(2,605)	774	—	—	(1,831)	—	(1,831)
Share issuance cost	227	(227)	—	—	—	—	—
163J interest	2,434	(936)	—		1,498	1,498	—
Interest Swap	(418)	—	190	4	(224)	—	(224)
Tax assets (liabilities) before set-off	(7,560)	5,186	190	(402)	(2,586)	20,368	(22,954)
Set-off of tax						18,657	(18,657)
Net tax assets (liabilities)						1,711	(4,297)

Summary of unrecognized deferred tax asset	Unrecognized deferred tax asset:

	June 30		June 30
	2026		2025
	Gross amount	Tax effect	Gross amount	Tax effect
	$	$	$	$
Capital losses carried forward Canada	41	10	41	10
Capital losses carried forward USA	12,885	3,234	12,885	3,271
Non-capital losses - STC Canada	48	12	48	12
Net operating loss - Australia	3,364	1,009	2,811	843